TOTAL OPERATING COSTS - Restructuring Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Increase in provision for restructuring programmes (Note 22)	€ 242	€ 80	€ 236
Amount of provision unused (Note 22)	(7)	(15)	(23)
Accelerated depreciation and non-cash costs	121	39	22
Other cash costs	12	26	39
Total restructuring costs	€ 368	€ 130	€ 274